Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 30, 2012
Closing Date:	July 19, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,523,858,247.26	85,474	4.43%	53.55
Original Adj. Pool Balance:	$1,495,601,319.13

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$341,000,000.00	22.377%	0.29286%	July 15, 2013
Class A-2 Notes	Fixed	$390,000,000.00	25.593%	0.54000%	January 15, 2015
Class A-3 Notes	Fixed	$469,000,000.00	30.777%	0.62000%	September 15, 2016
Class A-4 Notes	Fixed	$181,940,000.00	11.939%	0.81000%	March 15, 2018
Class B Notes	Fixed	$27,670,000.00	1.816%	1.39000%	March 15, 2018
Class C Notes	Fixed	$42,620,000.00	2.797%	1.95000%	October 15, 2018
Total Securities		$1,452,230,000.00	95.300%

Overcollateralization		$43,371,319.13	2.846%
YSOA		$28,256,928.13	1.854%
Total Original Pool Balance		$1,523,858,247.26	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$58,304,503.08	0.1709809	$13,027,384.05	0.0382035	$45,277,119.02
Class A-2 Notes	$390,000,000.00	1.0000000	$390,000,000.00	1.0000000	$-
Class A-3 Notes	$469,000,000.00	1.0000000	$469,000,000.00	1.0000000	$-
Class A-4 Notes	$181,940,000.00	1.0000000	$181,940,000.00	1.0000000	$-
Class B Notes	$27,670,000.00	1.0000000	$27,670,000.00	1.0000000	$-
Class C Notes	$42,620,000.00	1.0000000	$42,620,000.00	1.0000000	$-
Total Securities	$1,169,534,503.08	0.8053370	$1,124,257,384.05	0.7741593	$45,277,119.02

Weighted Avg. Coupon (WAC)	4.46%		4.47%
Weighted Avg. Remaining Maturity (WARM)	48.31		47.42
Pool Receivables Balance	$1,239,331,250.78		$1,191,077,951.51
Remaining Number of Receivables	78,274		76,844

Adjusted Pool Balance	$1,218,265,107.37		$1,171,101,441.72

III. COLLECTIONS

Principal:
Principal Collections	$46,158,886.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$808,673.09
Total Principal Collections	$46,967,559.15

Interest:
Interest Collections	$4,729,670.00
Late Fees & Other Charges	$76,875.66
Interest on Repurchase Principal	$-
Total Interest Collections	$4,806,545.66

Collection Account Interest	$4,315.60
Reserve Account Interest	$728.56
Servicer Advances	$-

Total Collections	$51,779,148.97

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$51,779,148.97
Reserve Account Available	$7,478,006.60
Total Available for Distribution	$59,257,155.57

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,032,776.04		$1,032,776.04	$1,032,776.04
Collection Account Interest					$4,315.60
Late Fees & Other Charges					$76,875.66
Total due to Servicer					$1,113,967.30

2. Class A Noteholders Interest:
Class A-1 Notes		$14,703.52		$14,703.52
Class A-2 Notes		$175,500.00		$175,500.00
Class A-3 Notes		$242,316.67		$242,316.67
Class A-4 Notes		$122,809.50		$122,809.50

Total Class A interest:		$555,329.69		$555,329.69	$555,329.69

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,051.08		$32,051.08	$32,051.08

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$69,257.50		$69,257.50	$69,257.50

Available Funds Remaining:					$50,008,543.40

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$45,277,119.02

		Distributable Amount		Paid Amount
Class A-1 Notes				$45,277,119.02
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$45,277,119.02		$45,277,119.02
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal				$45,277,119.02

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,731,424.38

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$21,066,143.41
Beginning Period Amount	$21,066,143.41
Current Period Amortization	$1,089,633.62
Ending Period Required Amount	$19,976,509.79
Ending Period Amount	$19,976,509.79
Next Distribution Date Amount	$18,918,404.35

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,478,006.60
Beginning Period Amount	$7,478,006.60
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,478,006.60
Ending Period Amount	$7,478,006.60

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Hyundai Auto Receivables Trust 2012-B
Monthly Servicing Report

Collection Period	January 2013
Distribution Date	02/15/13
Transaction Month	7
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$48,730,604.29	$46,844,057.67	$46,844,057.67
Overcollateralization as a % of Original Adjusted Pool	3.26%	3.13%	3.13%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.00%	76,079	98.72%	$1,175,855,351.94
30 - 60 Days	0.82%	627	1.05%	$12,452,869.47
61 - 90 Days	0.15%	112	0.19%	$2,275,185.46
91 + Days	0.03%	26	0.04%	$494,544.64
		76,844		$1,191,077,951.51
Total
Delinquent Receivables 61 + days past due	0.18%	138	0.23%	$2,769,730.10
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.21%	163	0.27%	$3,342,669.30
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.18%	142	0.24%	$3,025,239.03
Three-Month Average Delinquency Ratio	0.19%		0.25%

Repossession in Current Period		90		$1,854,678.58
Repossession Inventory		118		$1,217,591.42

Charge-Offs
Gross Principal of Charge-Off for Current Period				$2,094,413.21
Recoveries				$(808,673.09)
Net Charge-offs for Current Period				$1,285,740.12

Beginning Pool Balance for Current Period				$1,239,331,250.78

Net Loss Ratio				1.24%
Net Loss Ratio for 1st Preceding Collection Period				0.64%
Net Loss Ratio for 2nd Preceding Collection Period				0.78%
Three-Month Average Net Loss Ratio for Current Period				0.89%

Cumulative Net Losses for All Periods				$3,825,116.88
Cumulative Net Losses as a % of Initial Pool Balance				0.25%

Principal Balance of Extensions				$6,987,002.58
Number of Extensions				333

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